Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit | $ / shares	4.3150
Maximum Aggregate Offering Price	$ 10,787,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,489.75
Offering Note
(1)In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)Represents 2,500,000 shares of the Class A common stock, par value $0.001 per share (the “Common Stock”), of Tilly’s, Inc. (the “Company”) available for issuance pursuant to awards that may be granted under The Tilly’s, Inc. Fourth Amended and Restated 2012 Equity and Incentive Award Plan (the “Plan”), which amended and restated the Tilly’s, Inc. Third Amended and Restated 2012 Equity and Incentive Award Plan to, inter alia, increase the authorized number of shares available for issuance pursuant to awards that may be granted under the Plan, which was approved by the stockholders of the Company on June 10, 2026. The Plan authorizes the issuance of 11,113,900 shares of Common Stock, of which 2,500,000 shares of Common Stock are being registered hereunder, 2,000,000 shares of Common Stock have been registered previously on a Form S-8 filed on July 25, 2025 (File No. 333-288957), 2,200,000 shares of Common Stock have been registered previously on a Form S-8 filed on July 8, 2020 (File No. 333-239756), 1,500,000 shares of Common Stock have been registered previously on a Form S-8 filed on September 10, 2014 (File No. 333-198676), and 2,913,900 shares of Common Stock have been registered previously on a Form S-8 filed on May 4, 2012 (File No. 333-181148).
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on June 25, 2026.